ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Movement in accumulated other comprehensive income
Balance at beginning of year		¥ 721,687	¥ 834,947
Amounts reclassified from accumulated other comprehensive income	$ (512)	(3,552)
Balance at end of year	(20,527)	(142,520)	721,687
Accumulated other comprehensive income
Movement in accumulated other comprehensive income
Balance at beginning of year		3,903	1,786
Other comprehensive income before reclassification		366	2,117
Amounts reclassified from accumulated other comprehensive income		(3,552)
Balance at end of year	103	717	3,903
Foreign currency translation
Movement in accumulated other comprehensive income
Balance at beginning of year		105	(159)
Other comprehensive income before reclassification		(293)	264
Balance at end of year	(27)	(188)	105
Unrealized holding gain on available-for-sale investments
Movement in accumulated other comprehensive income
Balance at beginning of year		3,798	1,945
Other comprehensive income before reclassification		659	1,853
Amounts reclassified from accumulated other comprehensive income		(3,552)
Balance at end of year	$ 130	¥ 905	¥ 3,798